Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

NOTE 15—INVENTORIES

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Finished goods	165	164
Work in progress	347	332
Raw materials	112	111
Stores and supplies	67	64
Inventories write down	(31)	(28)

Total inventories	660	643

Constellium records inventories at the lower of cost and net realizable value. Any change in the net realizable value adjustment on inventories is included in Cost of sales in the Consolidated Income Statement.